BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of derivative liabilities fair value
Balance - December 31, 2022	$-
Additions	445,616
Settlements	(59,831)
Change in fair value	(192,759)
Balance - December 31, 2023	$193,026
Balance - December 31, 2023	$193,026
Additions	147,805
Gain on debt extinguishment	(223,000)
Change in fair value	(77,228)
Balance – December 31, 2024	$40,603

Schedule of segment expenses
	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Revenue, net of discounts	$7,195	$1,603
Cost of goods sold	7,313	995
Gross profit (loss)	(118)	608
Less segment expenses:
Selling, general and administrative	4,116,657	1,555,580
Write-off of notes receivable and investments	21,500	65,000
Operating loss	(4,138,275)	(1,619,972)
Plus:
Interest expense	(491,385)	(153,520)
Gain on debt extinguishment	37,461	-
Change in fair value of derivative liabilities	77,228	192,759
Segment Net loss	$(4,514,971)	$(1,580,733)